Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Consolidated Balance Sheets
Preferred shares, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	13,765	0
Preferred Stock, Shares Outstanding	13,765	0
Common shares, par value | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares Issued	889,668	771,054
Common Stock, Shares Outstanding	889,668	771,054